Investment Objectives and Goals	Apr. 29, 2026
BondBloxx USD High Yield Bond Industrial Sector ETF
Prospectus [Line Items]
Risk/Return [Heading]	BondBloxx USD High Yield Bond Industrial Sector ETF
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Prospectus [Line Items]
Risk/Return [Heading]	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
BondBloxx USD High Yield Bond Healthcare Sector ETF
Prospectus [Line Items]
Risk/Return [Heading]	BondBloxx USD High Yield Bond Healthcare Sector ETF
BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Prospectus [Line Items]
Risk/Return [Heading]	BondBloxx USD High Yield Bond Financial & REIT Sector ETF
BondBloxx USD High Yield Bond Energy Sector ETF
Prospectus [Line Items]
Risk/Return [Heading]	BondBloxx USD High Yield Bond Energy Sector ETF
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Prospectus [Line Items]
Risk/Return [Heading]	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Prospectus [Line Items]
Risk/Return [Heading]	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
BondBloxx USD High Yield Bond Sector Rotation ETF
Prospectus [Line Items]
Risk/Return [Heading]	BondBloxx USD High Yield Bond Sector Rotation ETF